ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consist of the following:
	December 31, 2016	December 31, 2015
Accounts receivable	$1,696,000	$572,000
Accounts receivable – related party (see note 17)	—	156,000
	1,696,000	728,000
Allowance for doubtful accounts	(327,000)	(87,000)
Net accounts receivable	$1,369,000	$641,000